Share Capital and Share Premium - Summary of Movement in the Share Capital (Details) £ in Thousands	12 Months Ended
	Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 81,594	£ 93,420	£ 25,241
Beginning balance, Shares | shares	32,226,000	31,811,000
Exercise of share options	£ 125	£ 207	£ 120
Exercise of share options, Shares | shares	252,187	415,312	30,000
Ending balance	£ 63,522	£ 81,594	£ 93,420
Ending balance, Shares | shares	32,479,000	32,226,000	31,811,000
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 1,289	£ 1,272	£ 663
Exercise of share options	10	17	1
Ending balance	1,299	1,289	1,272
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	79,426	79,236	42,770
Exercise of share options	115	190	119
Ending balance	£ 79,541	£ 79,426	£ 79,236